QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.8%
Cogent Communications Holdings Inc.	22,337	$1,230,769
Intelsat SA	8,500	193,800	*

Total Diversified Telecommunication Services		1,424,569

Entertainment - 0.5%
Glu Mobile Inc.	93,000	464,070	*
Marcus Corp.	12,600	466,326

Total Entertainment		930,396

Interactive Media & Services - 0.8%
Cargurus Inc.	20,000	619,000	*
Yelp Inc.	26,000	903,500	*

Total Interactive Media & Services		1,522,500

Media - 0.6%
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Sinclair Broadcast Group Inc., Class A Shares	25,554	1,092,178

Total Media		1,092,178

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems Inc.	11,800	304,440

TOTAL COMMUNICATION SERVICES		5,274,083

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.0%
Adient PLC	23,000	528,080
Dana Inc.	74,600	1,077,224
Tenneco Inc., Class A Shares	15,985	200,132

Total Auto Components		1,805,436

Diversified Consumer Services - 0.7%
frontdoor Inc.	9,300	451,701	*
K12 Inc.	18,000	475,200	*
WW International Inc.	8,900	336,598	*

Total Diversified Consumer Services		1,263,499

Hotels, Restaurants & Leisure - 2.5%
BJ’s Restaurants Inc.	17,648	685,449
Bloomin’ Brands Inc.	44,500	842,385
Boyd Gaming Corp.	33,000	790,350
Cracker Barrel Old Country Store Inc.	1,200	195,180
Dine Brands Global Inc.	10,200	773,772
Jack in the Box Inc.	7,100	646,952

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Penn National Gaming Inc.	18,000	$335,250	*
SeaWorld Entertainment Inc.	18,300	481,656	*

Total Hotels, Restaurants & Leisure		4,750,994

Household Durables - 2.0%
Ethan Allen Interiors Inc.	23,000	439,300
KB Home	59,574	2,025,516
MDC Holdings Inc.	22,745	980,310
Meritage Homes Corp.	3,900	274,365	*

Total Household Durables		3,719,491

Internet & Direct Marketing Retail - 0.6%
Etsy Inc.	16,000	904,000	*
Rubicon Project Inc.	26,168	227,923	*

Total Internet & Direct Marketing Retail		1,131,923

Leisure Products - 0.1%
Sturm Ruger & Co. Inc.	4,703	196,397

Multiline Retail - 0.3%
Big Lots Inc.	20,114	492,793

Specialty Retail - 2.5%
Abercrombie & Fitch Co., Class A Shares	47,824	746,054
America’s Car-Mart Inc.	4,900	449,330	*
Dick’s Sporting Goods Inc.	13,400	546,854
Genesco Inc.	20,196	808,244	*
Hibbett Sports Inc.	34,650	793,485	*
Lithia Motors Inc., Class A Shares	2,900	383,902
Rent-A-Center Inc.	19,300	497,747
Shoe Carnival Inc.	6,200	200,942
Signet Jewelers Ltd.	13,500	226,260

Total Specialty Retail		4,652,818

Textiles, Apparel & Luxury Goods - 1.2%
Crocs Inc.	23,100	641,256	*
Deckers Outdoor Corp.	7,853	1,157,218	*
Vera Bradley Inc.	45,152	456,035	*

Total Textiles, Apparel & Luxury Goods		2,254,509

TOTAL CONSUMER DISCRETIONARY		20,267,860

CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Boston Beer Co. Inc., Class A Shares	2,500	910,200	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Food & Staples Retailing - 0.3%
SpartanNash Co.	35,915	$424,874
United Natural Foods Inc.	9,500	109,440	*

Total Food & Staples Retailing		534,314

Food Products - 0.9%
Sanderson Farms Inc.	12,023	1,819,441

Household Products - 0.2%
Spectrum Brands Holdings Inc.	6,800	358,496

Personal Products - 0.3%
Medifast Inc.	1,900	196,897
USANA Health Sciences Inc.	4,900	335,111	*

Total Personal Products		532,008

TOTAL CONSUMER STAPLES		4,154,459

ENERGY - 3.6%
Energy Equipment & Services - 0.2%
C&J Energy Services Inc.	28,345	304,142	*
Noble Corp. PLC	49,100	62,357	*

Total Energy Equipment & Services		366,499

Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp.	65,000	196,300	*
Arch Coal Inc., Class A Shares	8,100	601,020
Bonanza Creek Energy Inc.	14,199	317,916	*
Delek U.S. Holdings Inc.	33,000	1,197,900
DHT Holdings Inc.	75,900	466,785
GasLog Ltd.	12,800	164,480
Green Plains Inc.	7,867	83,351
Nordic American Tankers Ltd.	198,300	428,328
PDC Energy Inc.	18,600	516,150	*
REX American Resources Corp.	5,874	448,362	*
SM Energy Co.	26,000	251,940
Southwestern Energy Co.	119,200	230,056	*
Talos Energy Inc.	12,000	243,960	*
World Fuel Services Corp.	30,000	1,198,200

Total Oil, Gas & Consumable Fuels		6,344,748

TOTAL ENERGY		6,711,247

FINANCIALS - 18.0%
Banks - 8.4%
Banc of California Inc.	39,004	551,517
Bancorp Inc.	69,971	692,713	*
Berkshire Hills Bancorp Inc.	11,701	342,722
Boston Private Financial Holdings Inc.	53,300	621,211

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
Cadence BanCorp	42,000	$736,680
Community Trust Bancorp Inc.	5,122	218,095
Customers Bancorp Inc.	21,948	455,201	*
First BanCorp	99,920	997,202
First Busey Corp.	12,000	303,360
First Commonwealth Financial Corp.	32,646	433,539
First Financial Corp.	6,700	291,249
First Midwest Bancorp Inc.	35,692	695,280
Flushing Financial Corp.	12,600	254,583
Hancock Whitney Corp.	11,253	430,934
Hanmi Financial Corp.	36,708	689,376
Heartland Financial USA Inc.	11,300	505,562
Hilltop Holdings Inc.	28,482	680,435
Hope Bancorp Inc.	24,900	357,066
IBERIABANK Corp.	17,493	1,321,421
Midland States Bancorp Inc.	16,000	416,800
OFG Bancorp	27,642	605,360
Opus Bank	23,551	512,705
Sandy Spring Bancorp Inc.	14,600	492,166
Simmons First National Corp., Class A Shares	13,600	338,640
The Bank of N.T. Butterfield & Son Ltd.	19,000	563,160
Umpqua Holdings Corp.	24,000	395,040
United Community Banks Inc.	35,000	992,250
Wintrust Financial Corp.	12,500	807,875

Total Banks		15,702,142

Capital Markets - 2.1%
Affiliated Managers Group Inc.	8,800	733,480
Brightsphere Investment Group Inc.	52,000	515,320
Evercore Inc., Class A Shares	11,800	945,180
Federated Investors Inc., Class B Shares	21,000	680,610
Stifel Financial Corp.	17,000	975,460

Total Capital Markets		3,850,050

Consumer Finance - 1.0%
Encore Capital Group Inc.	13,900	463,218	*
Enova International Inc.	47,167	978,715	*
EZCORP Inc., Class A Shares	58,000	374,390	*

Total Consumer Finance		1,816,323

Diversified Financial Services - 0.3%
FGL Holdings	62,200	496,356

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Insurance - 2.7%
Ambac Financial Group Inc.	10,000	$195,500	*
American Equity Investment Life Holding Co.	26,035	630,047
Assured Guaranty Ltd.	9,200	409,032
CNO Financial Group Inc.	26,328	416,772
Genworth Financial Inc., Class A Shares	68,425	301,070	*
HCI Group Inc.	8,000	336,320
Health Insurance Innovations Inc., Class A Shares	11,000	274,230	*
National General Holdings Corp.	14,500	333,790
Primerica Inc.	4,071	517,953
Safety Insurance Group Inc.	3,172	321,419
Third Point Reinsurance Ltd.	49,000	489,510	*
Universal Insurance Holdings Inc.	26,340	789,937

Total Insurance		5,015,580

Thrifts & Mortgage Finance - 3.5%
Axos Financial Inc.	30,000	829,500	*
Essent Group Ltd.	35,836	1,708,302
Flagstar Bancorp Inc.	24,000	896,400
MGIC Investment Corp.	118,000	1,484,440
PennyMac Financial Services Inc.	12,383	376,196	*
Radian Group Inc.	52,518	1,199,511

Total Thrifts & Mortgage Finance		6,494,349

TOTAL FINANCIALS		33,374,800

HEALTH CARE - 16.2%
Biotechnology - 6.1%
ACADIA Pharmaceuticals Inc.	11,500	413,885	*
Achillion Pharmaceuticals Inc.	89,796	323,266	*
Acorda Therapeutics Inc.	21,148	60,695	*
AMAG Pharmaceuticals Inc.	19,712	227,674	*
Amicus Therapeutics Inc.	27,466	220,277	*
Aptevo Therapeutics Inc.	13,113	7,716	*
Arena Pharmaceuticals Inc.	11,671	534,182	*
Avid Bioservices Inc.	12,641	66,997	*
Biohaven Pharmaceutical Holding Co., Ltd.	3,600	150,192	*
Blueprint Medicines Corp.	7,800	573,066	*
CareDx Inc.	13,000	293,930	*
Celldex Therapeutics Inc.	5,172	11,016	*
Chimerix Inc.	40,401	94,942	*
Concert Pharmaceuticals Inc.	38,597	226,950	*
Deciphera Pharmaceuticals Inc.	3,500	118,790	*
Eagle Pharmaceuticals Inc.	8,195	463,591	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Editas Medicine Inc.	18,000	$409,320	*
Emergent BioSolutions Inc.	13,700	716,236	*
Enanta Pharmaceuticals Inc.	8,400	504,672	*
Esperion Therapeutics Inc.	12,000	439,920	*
FibroGen Inc.	6,900	255,162	*
Genomic Health Inc.	9,300	630,726	*
Geron Corp.	90,000	119,700	*
Halozyme Therapeutics Inc.	16,732	259,513	*
Infinity Pharmaceuticals Inc.	30,551	31,468	*
Insmed Inc.	13,017	229,620	*
Intercept Pharmaceuticals Inc.	2,400	159,264	*
Jounce Therapeutics Inc.	18,000	59,940	*
Ligand Pharmaceuticals Inc.	2,500	248,850	*
Momenta Pharmaceuticals Inc.	34,600	448,416	*
NewLink Genetics Corp.	24,740	39,337	*
PTC Therapeutics Inc.	16,000	541,120	*
Puma Biotechnology Inc.	11,200	120,568	*
REGENXBIO Inc.	8,200	291,920	*
Sangamo Therapeutics Inc.	25,608	231,752	*
Spark Therapeutics Inc.	2,600	252,148	*
Spectrum Pharmaceuticals Inc.	18,000	149,310	*
Trevena Inc.	31,141	30,120	*
Turning Point Therapeutics Inc.	2,500	94,000	*
Ultragenyx Pharmaceutical Inc.	3,000	128,340	*
Vanda Pharmaceuticals Inc.	28,000	371,840	*
Veracyte Inc.	21,000	504,000	*
Voyager Therapeutics Inc.	14,300	246,103	*

Total Biotechnology		11,300,534

Health Care Equipment & Supplies - 5.6%
Apyx Medical Corp.	53,600	362,872	*
Cardiovascular Systems Inc.	17,604	836,542	*
Conformis Inc.	150,900	280,674	*
GenMark Diagnostics Inc.	51,700	313,302	*
Globus Medical Inc., Class A Shares	8,200	419,184	*
Haemonetics Corp.	10,700	1,349,698	*
ICU Medical Inc.	2,935	468,426	*
Inogen Inc.	4,500	215,595	*
Integer Holdings Corp.	6,100	460,916	*
iRhythm Technologies Inc.	7,500	555,825	*
Lantheus Holdings Inc.	31,068	778,719	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
LivaNova PLC	2,600	$191,854	*
Masimo Corp.	5,383	800,937	*
Natus Medical Inc.	16,774	534,084	*
Neogen Corp.	5,100	347,361	*
Nevro Corp.	4,800	412,656	*
Novocure Ltd.	10,200	762,756	*
Orthofix Medical Inc.	7,041	373,314	*
Silk Road Medical Inc.	5,000	162,650	*
STAAR Surgical Co.	12,000	309,360	*
Surmodics Inc.	6,300	288,162	*
Tactile Systems Technology Inc.	4,000	169,280	*

Total Health Care Equipment & Supplies		10,394,167

Health Care Providers & Services - 1.6%
Amedisys Inc.	5,200	681,252	*
Brookdale Senior Living Inc.	75,000	568,500	*
Catasys Inc.	22,900	360,904	*
Ensign Group Inc.	14,209	673,933
Joint Corp.	23,800	442,918	*
Triple-S Management Corp., Class B Shares	20,076	269,018	*

Total Health Care Providers & Services		2,996,525

Life Sciences Tools & Services - 0.8%
Fluidigm Corp.	31,100	143,993	*
Luminex Corp.	8,014	165,489
Medpace Holdings Inc.	8,900	747,956	*
Syneos Health Inc.	8,000	425,680	*

Total Life Sciences Tools & Services		1,483,118

Pharmaceuticals - 2.1%
Akorn Inc.	90,500	343,900	*
Amphastar Pharmaceuticals Inc.	14,818	293,841	*
Corcept Therapeutics Inc.	34,750	491,191	*
Endo International PLC	33,000	105,930	*
Harrow Health Inc.	15,000	84,300	*
Horizon Pharma PLC	32,782	892,654	*
Innoviva Inc.	27,020	284,791	*
Intersect ENT Inc.	12,302	209,257	*
Mallinckrodt PLC	16,500	39,765	*
Pacira BioSciences Inc.	13,000	494,910	*
Phibro Animal Health Corp., Class A Shares	13,000	277,290

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Revance Therapeutics Inc.	12,567	$163,371	*
Supernus Pharmaceuticals Inc.	5,246	144,160	*

Total Pharmaceuticals		3,825,360

TOTAL HEALTH CARE		29,999,704

INDUSTRIALS - 16.0%
Aerospace & Defense - 0.3%
AAR Corp.	11,675	481,127

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings Inc.	4,000	100,920	*

Airlines - 0.3%
Hawaiian Holdings Inc.	19,960	524,149

Building Products - 2.7%
Advanced Drainage Systems Inc.	23,000	742,210
Apogee Enterprises Inc.	17,500	682,325
Builders FirstSource Inc.	38,708	796,417	*
Caesarstone Ltd.	19,200	318,912
Continental Building Products Inc.	16,233	442,999	*
Insteel Industries Inc.	14,900	305,897
Masonite International Corp.	11,700	678,600	*
Patrick Industries Inc.	25,000	1,072,000	*

Total Building Products		5,039,360

Commercial Services & Supplies - 2.7%
Herman Miller Inc.	23,822	1,097,956
HNI Corp.	26,000	923,000
RR Donnelley & Sons Co.	68,858	259,595
Steelcase Inc., Class A Shares	66,329	1,220,453
Tetra Tech Inc.	17,409	1,510,405

Total Commercial Services & Supplies		5,011,409

Construction & Engineering - 1.6%
Argan Inc.	12,693	498,708
Dycom Industries Inc.	15,500	791,275	*
EMCOR Group Inc.	2,400	206,688
Granite Construction Inc.	12,600	404,838
MYR Group Inc.	9,439	295,346	*
Orion Group Holdings Inc.	8,451	38,030	*
Primoris Services Corp.	28,351	555,963
Tutor Perini Corp.	17,000	243,610	*

Total Construction & Engineering		3,034,458

Electrical Equipment - 0.2%
American Superconductor Corp.	44,600	349,664	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Machinery - 2.2%
Briggs & Stratton Corp.	69,000	$418,140
Greenbrier Cos. Inc.	16,700	503,004
Hillenbrand Inc.	6,200	191,456
Hyster-Yale Materials Handling Inc.	9,500	519,935
Manitowoc Co. Inc.	35,000	437,500	*
Meritor Inc.	25,000	462,500	*
Milacron Holdings Corp.	32,500	541,775	*
NN Inc.	42,600	303,738
Terex Corp.	18,000	467,460
Titan International Inc.	90,100	243,270

Total Machinery		4,088,778

Professional Services - 2.6%
Barrett Business Services Inc.	6,700	595,094
Exponent Inc.	5,500	384,450
Heidrick & Struggles International Inc.	14,100	384,930
Insperity Inc.	13,000	1,282,060
Kelly Services Inc., Class A Shares	18,600	450,492
Kforce Inc.	11,100	419,968
Korn Ferry	8,000	309,120
Navigant Consulting Inc.	21,566	602,770
TrueBlue Inc.	19,949	420,924	*

Total Professional Services		4,849,808

Road & Rail - 0.6%
Werner Enterprises Inc.	29,554	1,043,256

Trading Companies & Distributors - 2.8%
Aircastle Ltd.	33,679	755,420
BMC Stock Holdings Inc.	31,000	811,580	*
H&E Equipment Services Inc.	14,330	413,564
Herc Holdings Inc.	18,000	837,180	*
NOW Inc.	25,300	290,191	*
Rush Enterprises Inc., Class A Shares	15,500	597,990
Systemax Inc.	12,100	266,321
Titan Machinery Inc.	14,000	200,760	*
Triton International Ltd.	6,100	206,424
Veritiv Corp.	23,900	432,112	*
WESCO International Inc.	8,000	382,160	*

Total Trading Companies & Distributors		5,193,702

TOTAL INDUSTRIALS		29,716,631

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.1%
ADTRAN Inc.	29,000	$329,005
Ciena Corp.	24,253	951,445	*
NETGEAR Inc.	13,038	420,085	*
NetScout Systems Inc.	14,500	334,370	*

Total Communications Equipment		2,034,905

Electronic Equipment, Instruments & Components - 3.9%
Benchmark Electronics Inc.	41,029	1,192,303
Fabrinet	11,000	575,300	*
II-VI Inc.	3,493	122,989	*
Insight Enterprises Inc.	9,030	502,881	*
Methode Electronics Inc.	21,955	738,566
Plexus Corp.	17,199	1,075,109	*
Sanmina Corp.	35,613	1,143,533	*
ScanSource Inc.	7,438	227,231	*
SYNNEX Corp.	3,809	430,036
Tech Data Corp.	11,366	1,184,792	*

Total Electronic Equipment, Instruments & Components		7,192,740

IT Services - 1.0%
EVERTEC Inc.	18,553	579,225
MAXIMUS Inc.	8,200	633,532
NIC Inc.	35,577	734,665

Total IT Services		1,947,422

Semiconductors & Semiconductor Equipment - 2.6%
Amkor Technology Inc.	57,937	527,226	*
Cirrus Logic Inc.	22,619	1,211,926	*
Diodes Inc.	18,761	753,254	*
DSP Group Inc.	8,000	112,680	*
Lattice Semiconductor Corp.	55,108	1,007,650	*
Rudolph Technologies Inc.	13,180	347,425	*
Xperi Corp.	38,100	787,908

Total Semiconductors & Semiconductor Equipment		4,748,069

Software - 6.0%
Alarm.com Holdings Inc.	7,500	349,800	*
Benefitfocus Inc.	6,300	150,003	*
Box Inc., Class A Shares	55,543	919,792	*
CommVault Systems Inc.	12,633	564,821	*
Cornerstone OnDemand Inc.	12,000	657,840	*
Fair Isaac Corp.	1,450	440,104	*
HubSpot Inc.	3,600	545,796	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Software - (continued)
Manhattan Associates Inc.	10,792	$870,591	*
MobileIron Inc.	75,500	494,147	*
New Relic Inc.	9,918	609,461	*
Paylocity Holding Corp.	7,000	683,060	*
Progress Software Corp.	28,067	1,068,230
Qualys Inc.	7,600	574,332	*
SailPoint Technologies Holding Inc.	15,500	289,695	*
SPS Commerce Inc.	16,000	753,120	*
The Trade Desk Inc., Class A Shares	3,500	656,425	*
Verint Systems Inc.	21,747	930,337	*
Workiva Inc.	13,000	569,790	*

Total Software		11,127,344

Technology Hardware, Storage & Peripherals - 0.0%
Intevac Inc.	12,339	64,656	*

TOTAL INFORMATION TECHNOLOGY		27,115,136

MATERIALS - 3.4%
Chemicals - 1.1%
A Schulman Inc., CVR	19,282	0	*(a)(b)(c)
PolyOne Corp.	15,000	489,750
Rayonier Advanced Materials Inc.	28,100	121,673
Trinseo SA	22,000	944,900
Tronox Holdings PLC, Class A Shares	54,737	454,317

Total Chemicals		2,010,640

Containers & Packaging - 0.3%
Greif Inc., Class A Shares	14,854	562,818

Metals & Mining - 0.9%
Coeur Mining Inc.	56,741	272,924	*
Commercial Metals Co.	25,389	441,261
Schnitzer Steel Industries Inc., Class A Shares	7,500	154,950
SunCoke Energy Inc.	60,900	343,476	*
Warrior Met Coal Inc.	27,500	536,800

Total Metals & Mining		1,749,411

Paper & Forest Products - 1.1%
Boise Cascade Co.	22,636	737,707
Louisiana-Pacific Corp.	30,500	749,690
Verso Corp., Class A Shares	43,000	532,340	*

Total Paper & Forest Products		2,019,737

TOTAL MATERIALS		6,342,606

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.3%
CareTrust REIT Inc.	26,000	$611,130
Chatham Lodging Trust	19,471	353,399
CoreCivic Inc.	33,400	577,152
DiamondRock Hospitality Co.	98,311	1,007,688
Essential Properties Realty Trust Inc.	24,000	549,840
GEO Group Inc.	35,000	606,900
Global Medical REIT Inc.	32,700	372,780
Hersha Hospitality Trust	18,301	272,319
Monmouth Real Estate Investment Corp.	36,800	530,288
Park Hotels & Resorts Inc.	12,120	302,636
Pebblebrook Hotel Trust	32,323	899,226
RLJ Lodging Trust	42,097	715,228
RPT Realty	31,461	426,297
Ryman Hospitality Properties Inc.	9,624	787,339
Sabra Health Care REIT Inc.	25,000	574,000
Summit Hotel Properties Inc.	49,418	573,249
Sunstone Hotel Investors Inc.	79,219	1,088,469
Tanger Factory Outlet Centers Inc.	32,500	503,100
Xenia Hotels & Resorts Inc.	42,536	898,360

Total Equity Real Estate Investment Trusts (REITs)		11,649,400

Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc.	2,919	405,916
Marcus & Millichap Inc.	14,039	498,244	*
RE/MAX Holdings Inc., Class A Shares	5,050	162,408

Total Real Estate Management & Development		1,066,568

TOTAL REAL ESTATE		12,715,968

UTILITIES - 4.3%
Electric Utilities - 2.2%
IDACORP Inc.	11,200	1,261,904
Otter Tail Corp.	15,500	833,125
PNM Resources Inc.	19,000	989,520
Portland General Electric Co.	16,393	924,073

Total Electric Utilities		4,008,622

Gas Utilities - 1.4%
National Fuel Gas Co.	7,300	342,516
New Jersey Resources Corp.	14,000	633,080
ONE Gas Inc.	12,079	1,160,913
Spire Inc.	6,500	567,060

Total Gas Utilities		2,703,569

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy Inc., Class C Shares		7,983	$145,690

Multi-Utilities - 0.6%
Avista Corp.		22,000	1,065,680

TOTAL UTILITIES			7,923,561

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $183,484,556)			183,596,055

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,803,285)	1.940%	1,803,285	1,803,285

TOTAL INVESTMENTS - 100.0% (Cost - $185,287,841)			185,399,340
Other Assets in Excess of Liabilities - 0.0%			53,557

TOTAL NET ASSETS - 100.0%			$185,452,897

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviations used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$5,274,083	—	$0	*	$5,274,083
Materials	6,342,606	—	0	*	6,342,606
Other Common Stocks	171,979,366	—	—		171,979,366

Total Long-Term Investments	183,596,055	—	0	*	183,596,055

Short-Term Investments†	1,803,285	—	—		1,803,285

Total Investments	$185,399,340	—	$0	*	$185,399,340

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.